united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 9th floor, New York NY 10019

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-(888) 459-1059

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares	Security	Value
	PRIVATE EQUITY REAL ESTATE SECURITIES ^ - 101.06%
	APARTMENTS - 4.11%
342	Sentinel Real Estate Fund	$ 28,988,714

	DIVERSIFIED - 88.16%
32,301	AEW Core Property Trust	31,536,184
194	Blackrock US Core Property	18,270,740
82,657	Blackstone Property Partners *	100,148,374
75,148	Clarion Lion Properties Fund	104,751,668
26,324	Heitman American Real Estate Fund	30,927,524
174	Invesco Core Real Estate Fund	30,119,877
16,365	Invesco U.S. Income Fund LP	20,164,313
14,226,170	J.P. Morgan US Real Estate Growth & Income LP	20,904,523
15,680	MEPT Edgemoor LP	30,283,841
5,039	Morgan Stanley Prime Property Fund LLC	89,368,807
1,908,340	Principal Enhanced Property Fund LP	22,875,446
19,263	PGIM PRISA 1	28,333,575
247,071	RREEF America REIT II, Inc.	28,852,790
20,123	Stockbridge Smart Markets Fund	29,771,574
1	Stockbridge Value Fund II	8,619,242
1,210	UBS Trumbull Property G&I Fund	27,321,284
		622,249,762
	INDUSTRIAL - 8.79%
17,521	Clarion Lion Industrial Trust	27,850,595
26,945	Prologis Targeted US Logistics	34,215,231
		62,065,826

	TOTAL PRIVATE EQUITY REAL ESTATE SECURITIES (Cost - $662,667,989)	713,304,302

	PUBLIC EQUITY REAL ESTATE SECURITIES - 2.40%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 0.07%
	DIVERSIFIED - 0.07%
140,161	Highlands REIT #	50,458
140,161	InvenTrust Properties Trust #	441,506
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (Cost - $501,927)	491,964

	PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS - 2.33%
	APARTMENTS - 0.16%
20,279	American Homes 4 Rent	457,697
4,879	Apartment Investment & Management Co.	209,651
9,315	Colony Starwood Homes	319,598
13,206	Monogram Residential Trust, Inc.	128,230
		1,115,176
	COMMUNICTIONS - 0.03%
2,242	Crown Castle International Corp	224,604

	DATA CENTERS - 0.48%
7,800	CoreSite Realty Corp.	807,534
9,381	CyrusOne, Inc.	522,991
4,684	Digital Realty Trust, Inc.	529,058
8,646	DuPont Fabros Technology, Inc.	528,789
1,756	Equinix, Inc.	753,605
5,306	QTS Realty Trust, Inc.	277,663
		3,419,640
	DIVERSIFIED - 0.11%
5,071	EPR Properties	364,453
3,121	PS Business Parks, Inc.	413,189
		777,642

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares	Security	Value
	HEALTHCARE - 0.13%
6,257	Healthcare Trust of America, Inc.	$ 194,655
2,768	National Health Investors, Inc.	219,226
10,778	Physicians Realty Trust	217,069
12,634	Sabra Health Care REIT, Inc.	304,479
		935,429
	HOTELS - 0.20%
7,209	Hospitality Properties Trust	210,142
4,836	Ryman Hospitality Properties, Inc.	309,552
28,752	Summit Hotel Properties, Inc.	536,225
17,520	Xenia Hotels & Resorts, Inc.	339,362
		1,395,281
	INDUSTRIAL - 0.52%
8,093	DCT Industrial Trust, Inc.	432,490
11,679	Duke Realty Corp.	326,428
3,601	EastGroup Properties, Inc.	301,764
8,421	First Industrial Realty Trust, Inc.	241,009
7,112	Liberty Property Trust	289,530
34,599	Monmouth Real Estate Investment Corp.	520,715
5,165	Prologis, Inc.	302,876
20,411	Rexford Industrial Realty, Inc.	560,078
8,568	STAG Industrial Inc	236,477
13,628	Terreno Realty Corp.	458,718
		3,670,085
	MANUFACTURED HOMES - 0.12%
4,548	Equity LifeStyle Properties, Inc.	392,674
5,302	Sun Communities, Inc.	464,932
		857,606
	OFFICE - 0.40%
3,988	Alexandria Real Estate Equities, Inc.	480,434
13,200	Brandywine Realty Trust	231,396
2,650	Columbia Property Trust, Inc.	59,307
10,023	Corporate Office Properties Trust	351,106
13,831	Douglas Emmett, Inc.	528,483
14,110	Empire State Realty Trust Inc	293,065
7,069	Equity Commonwealth	223,380
9,488	Hudson Pacific Properties, Inc.	324,395
3,731	Kilroy Realty Corp	280,385
1,968	TIER REIT, Inc.	36,369
		2,808,320
	SHOPPING CENTERS - 0.03%
9,333	Retail Opportunity Investments Corp.	179,100
		179,100
	SINGLE TENANT - 0.15%
9,352	Agree Realty Corp.	428,976
25,517	Getty Realty Corp.	640,477
		1,069,453

	TOTAL PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS (Cost - $15,730,396)	16,452,336

	TOTAL PUBLIC EQUITY REAL ESTATE SECURITIES (Cost - $16,232,322)	16,944,300

	Common Stock - 0.04%
6,601	InterXion Holding NV **	302,194
	Total Common Stock (Cost $272,377)

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares	Security	Value
	SHORT-TERM INVESTMENTS - 1.25%
651,994	BlackRock Liquidity Funds FedFund Portfolio, 0.85% +	$ 651,994
8,174,078	Fidelity Investments Money Market Funds - Government Portfolio, 0.85% +	8,174,078
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,826,072)	8,826,072

	TOTAL INVESTMENTS - 104.64% (Cost - $687,998,761) (a)	$ 739,376,868
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.64)%	(33,520,681)
	NET ASSETS - 100.00%	$ 705,856,187

# Valuation was based on the Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $491,964 or 0.07% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2017.
^ All or a portion of this security is segregated as collateral for the Line of Credit as of June 30, 2017.
* Holding is comprised of two entities with same issuer.
** Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $680,805,216 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 58,717,123
	Unrealized depreciation:	(145,471)
	Net unrealized appreciation:	$ 58,571,652

Security Description	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Days
AEW Core Property Trust	$ 31,536,184	$ -	Quarterly	45
Blackrock US Core Property	18,270,740	-	Quarterly	60
Blackstone Property Partners	100,148,374	25,000,000	Quarterly	90
Clarion Lion Industrial Trust	27,850,595	22,000,000	Quarterly	90
Clarion Lion Properties Fund	104,751,668	-	Quarterly	90
Heitman American Real Estate Fund	30,927,524	12,000,000	Quarterly	90
Invesco Core Real Estate Fund	30,119,877	-	Quarterly	45
Invesco U.S. Income Fund LP	20,164,313	20,000,000	Quarterly	45
J.P. Morgan US Real Estate Growth & Income LP	20,904,523	8,000,000	Quarterly	30
MEPT Edgemoor LP	30,283,841	-	Quarterly	*
Morgan Stanley Prime Property Fund LLC	89,368,807	100,00,000	Quarterly	90
PGIM PRISA 1	28,333,575	-	Quarterly	90
Principal Enhanced Property Fund LP	22,875,446	20,800,000	Quarterly	90
Prologis Targeted US Logistics	34,215,231	-	Quarterly	90
RREEF America REIT II, Inc.	28,852,790	15,200,000	Quarterly	45
Sentinel Real Estate Fund	28,988,714	-	Quarterly	*
Stockbridge Smart Markets Fund	29,771,574	-	Quarterly	45
Stockbridge Value Fund II	8,619,242	2,348,471	none	none
UBS Trumbull Property G&I Fund	27,321,284	17,000,000	Quarterly	60

* Written notice required for redemption, no minimum timeline required.

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private Equity Real Estate Securities –The Fund invests a significant portion of its assets in Private Equity Real Estate Securities (“Private ERES”). The Private ERES measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private ERES at their respective NAVs at each quarter. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private ERES by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private ERES market. As of June 30, 2017, all of the Fund’s investments in Private ERES were valued at the respective NAVs of the Private ERES.

Valuation of Public Non-Traded Equity Real Estate Securities – The Fund may invest a portion of its assets in Public Non-Traded Equity Real Estate Securities (“Public Non-Traded ERES”). The Public Non-Traded ERES do not report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded ERES on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potential illiquidity discounts.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Total Value	Level 1	Level 2	Level 3
Public Non-Traded Real Estate Investment Trusts	$ 491,964	$ -	$ -	$ 491,964
Publicly Traded Real Estate Investment Trusts	16,452,336	16,452,336	-	-
Common Stock	302,194	302,194	-	-
Short-Term Investments	8,826,072	8,826,072	-	-
Sub-Total	$ 26,072,566	$ 25,580,602	$ -	$ 491,964
Private Equity Real Estate Securities (1)	713,304,302
Total	$ 739,376,868
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

(1) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Commitments – As of June 30, 2017, the Fund had unfunded commitments for the below listed Private Equity Real Estate Securities.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Public Non-Traded Real Estate Investment Trusts
Beginning Balance	$ 844,387
Total realized gain (loss)	(57,433)
Appreciation (Depreciation)	49,737
Cost of Purchases
Proceeds from Sales	(136,752)
Return of Capital	(207,973)
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 491,964

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2017, are as follows:
	Fair Value at 6/30/2017	Valuation Technique	Unobservable Input	Range	(Weighted Average)

Public Non-Traded Real Estate Investment Trusts	$ 491,964	Transaction Data	Discount for Lack of Liquidity (a)	5.00%	5.00%

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Other Investment Vehicles – The Fund may invest in other investment vehicles such as exchange traded funds (“ETFs”), index funds, closed-end funds and mutual funds. Such funds are bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an investment vehicle to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning such investment vehicles generally reflect the risks of owning the underlying securities they are designed to track, although any lack of liquidity could result in it being more volatile. Additionally, such investment vehicles have fees and expenses that reduce their value relative to their underlying holdings.

The Fund currently invests a portion of its assets in BlackRock Liquidity Fund FedFund Portfolio (“BlackRock”) and Fidelity Investments Money Market Funds - Government Portfolio ("Fidelity"). The Fund may redeem its investment from BlackRock and/or Fidelity at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of BlackRock and Fidelity, respectively. The financial statements of BlackRock and Fidelity, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017, the percentage of the Fund’s net assets invested in BlackRock and Fidelity was 1.25%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, Principal Executive Officer/President

Date 8/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, Principal Executive Officer/President

Date 8/28/17

By (Signature and Title)

*/s/ Jerry Novack

Jerry Novack, Principal Financial Officer/Treasurer

Date 8/28/17